Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	June 30, 2025	December 31, 2024
ROU lease assets	$11,207,618	$11,021,615

Operating lease liabilities – current	$2,221,418	$2,325,390
Operating lease liabilities – non-current	9,135,236	9,207,971
Total operating lease liabilities	$11,356,654	$11,533,361

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	6.74	6.75
Weighted average discount rate *	4.41%	4.50%

*	The Company used incremental borrowing rate of 6.98% for its lease contracts entered prior to fiscal year 2022 in the PRC. For lease contracts entered from fiscal year 2022 to the first half of fiscal year 2023, the Company used new incremental borrowing rate of 3.95%. For lease contracts entered from the second half of fiscal year 2023 to fiscal year 2024, the Company used new incremental borrowing rate of 5.00%. For lease contracts entered in the first half of fiscal year 2025, the Company used new incremental borrowing rate of 4.19%. The Company used incremental borrowing rate of 3.75% for its lease contracts entered prior to fiscal year 2024 in the United States, and for lease contracts entered in fiscal year 2024, the Company used new incremental borrowing rate of 8.00%.

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2025:

Remainder of 2025	$1,276,500
2026	2,323,491
2027	2,163,875
2028	1,874,217
2029	1,644,230
Thereafter	3,877,472
Total lease payments	13,159,785
Less: imputed interest	(1,803,131)
Present value of lease liabilities	$11,356,654